UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2013

Check here if Amendment [ ]; Amendment Number:
   This Amendment (Check only one.): [ ]  is a restatement
                                     [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                  Cincinnati Financial Corporation
Address:               6200 South Gilmore Road
                       Fairfield, Ohio 45014

13F File Number:       028-10798

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting
   Manager:

Name:       Martin F. Hollenbeck
Title:      Chief Investment Officer
Phone:      (513) 870-2000

Signature, Place and Date of Signing:

/s/ Martin F. Hollenbeck        Fairfield, Ohio         May 2, 2013


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:

No.     File No.      Name
01      028-10753     The Cincinnati Insurance Company
02      028-10754     The Cincinnati Life Insurance Company
03      028-10755     The Cincinnati Casualty Company
04      028-10756     The Cincinnati Indemnity Company
05      028-12741     The Cincinnati Specialty Underwriters Insurance Company
06      028-14579     CSU Producer Resources, Inc.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers             0
                                              -----------
Form 13F Information Table Entry Total:       47
                                              -----------
Form 13F Information Table Value Total        1,133,876
                                              -----------
                                              (thousands)


List of Other Included Managers: None


                              COLUMN 2        COLUMN 3  COLUMN 4         COLUMN 5          COLUMN 6 COLUMN 7  COLUMN 8
Name of Issuer             Title of Class       Cusip   FMV       Shrs/Prn  SH/PRN  Put/ Investment Oth Mgrs Sole     Shared None
                                                        (000)       Amt             Call     Dis
3M CO                         COMMON          88579Y101    20,093    189,000   SH    -      SOLE               189,000  -    -
ABBOTT LABORATORIES           COMMON          002824100     7,693    217,800   SH    -      SOLE               217,800  -    -
ABBVIE INC                    COMMON          00287Y109     8,882    217,800   SH    -      SOLE               217,800  -    -
AGL RESOURCES INC             COMMON          001204106    26,680    635,997   SH    -      SOLE               635,997  -    -
APPLE INC                     COMMON          037833100    53,562    121,000   SH    -      SOLE               121,000  -    -
AT&T INC                      COMMON          00206R102    19,886    542,000   SH    -      SOLE               542,000  -    -
AUTOMATIC DATA PROCESSING     COMMON          053015103     6,503    100,000   SH    -      SOLE               100,000  -    -
BAXTER INTERNATIONAL INC      COMMON          071813109    17,070    235,000   SH    -      SOLE               235,000  -    -
BLACKROCK INC                 COMMON          09247X101     8,991     35,000   SH    -      SOLE                35,000  -    -
CHEVRON CORP                  COMMON          166764100    28,517    240,000   SH    -      SOLE               240,000  -    -
CHUBB CORP                    COMMON          171232101    11,147    127,350   SH    -      SOLE               127,350  -    -
CISCO SYSTEMS INC             COMMON          17275R102    49,824  2,384,500   SH    -      SOLE             2,384,500  -    -
CME GROUP INC                 COMMON          12572Q105    55,269    900,000   SH    -      SOLE               900,000  -    -
CONOCOPHILLIPS                COMMON          20825C104     6,010    100,000   SH    -      SOLE               100,000  -    -
DOVER CORP                    COMMON          260003108    58,071    796,800   SH    -      SOLE               796,800  -    -
DUKE ENERGY CORP              COMMON          26441C204    20,712    285,333   SH    -      SOLE               285,333  -    -
EMERSON ELECTRIC CO           COMMON          291011104    15,188    271,845   SH    -      SOLE               271,845  -    -
GENERAL MILLS INC             COMMON          370334104    26,332    534,000   SH    -      SOLE               534,000  -    -
GENUINE PARTS CO              COMMON          372460105    64,194    823,000   SH    -      SOLE               823,000  -    -
HASBRO INC                    COMMON          418056107    11,451    260,600   SH    -      SOLE               260,600  -    -
HONEYWELL INTERNATIONAL INC   COMMON          438516106    71,394    947,500   SH    -      SOLE               947,500  -    -
INTEL CORP                    COMMON          458140100    14,863    680,700   SH    -      SOLE               680,700  -    -
INTL BUSINESS MACHINES CORP   COMMON          459200101    36,261    170,000   SH    -      SOLE               170,000  -    -
JOHNSON & JOHNSON             COMMON          478160104    16,306    200,000   SH    -      SOLE               200,000  -    -
JP MORGAN CHASE               COMMON          46625H100     2,848     60,000   SH    -      SOLE                60,000  -    -
LEGGETT & PLATT INC           COMMON          524660107     3,209     95,000   SH    -      SOLE                95,000  -    -
LINEAR TECHNOLOGY CORP        COMMON          535678106    30,473    794,200   SH    -      SOLE               794,200  -    -
MCDONALD'S CORP               COMMON          580135101    44,625    447,638   SH    -      SOLE               447,638  -    -
MEDTRONIC INC                 CONVERTIBLE DEB 585055AM8     2,350  2,350,000   PRN   -      SOLE                     -  -    -
MEDTRONIC INC                 CONVERTIBLE DEB 585055AK2     1,900  1,900,000   PRN   -      SOLE                     -  -    -
MERIDIAN BIOSCIENCE INC       COMMON          589584101    17,796    780,000   SH    -      SOLE               780,000  -    -
MICROCHIP TECHNOLOGY INC      COMMON          595017104    22,430    610,000   SH    -      SOLE               610,000  -    -
MICROSOFT CORP                COMMON          594918104    26,460    925,000   SH    -      SOLE               925,000  -    -
NORFOLK SOUTHERN CORP         COMMON          655844108    40,597    526,687   SH    -      SOLE               526,687  -    -
PEPSICO INC                   COMMON          713448108    21,320    269,500   SH    -      SOLE               269,500  -    -
PFIZER INC                    COMMON          717081103    11,371    394,000   SH    -      SOLE               394,000  -    -
PHILIP MORRIS INTERNATIONAL   COMMON          718172109    35,310    380,862   SH    -      SOLE               380,862  -    -
PRAXAIR INC                   COMMON          74005P104    12,604    113,000   SH    -      SOLE               113,000  -    -
PROCTER & GAMBLE CO/THE       COMMON          742718109     3,845     49,900   SH    -      SOLE                49,900  -    -
QUALCOMM INC                  COMMON          747525103    31,997    478,000   SH    -      SOLE               478,000  -    -
RPM INTERNATIONAL INC         COMMON          749685103    26,045    824,725   SH    -      SOLE               824,725  -    -
SPECTRA ENERGY CORP           COMMON          847560109     8,176    265,900   SH    -      SOLE               265,900  -    -
UNITED TECHNOLOGIES CORP      COMMON          913017109     1,962     21,000   SH    -      SOLE                21,000  -    -
US BANCORP                    COMMON          902973304     4,581    135,000   SH    -      SOLE               135,000  -    -
VERIZON COMMUNICATIONS INC    COMMON          92343V104    33,555    682,700   SH    -      SOLE               682,700  -    -
VF CORP                       COMMON          918204108    42,962    256,105   SH    -      SOLE               256,105  -    -
WAL-MART STORES INC           COMMON          931142103    52,563    702,438   SH    -      SOLE               702,438  -    -
                                                        1,133,876